Capital Stock and Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Capital Stock and Stockholders' Deficit
12.	Capital Stock and Stockholders’ Deficit
The Allurion Certificate of Incorporation authorizes the issuance of up to 100,000,000 shares of Allurion preferred stock. As of March 31, 2024, no shares of Allurion preferred stock were outstanding.
Common Equity
The Allurion Certificate of Incorporation authorizes the issuance of up to 1,000,000,000 shares of Allurion Common Stock. As of March 31, 2024 and December 31, 2023, 47,898,737 and 47,688,096 shares of Common Stock were outstanding, respectively, after retrospectively adjusting for the effect of the reverse recapitalization.

The number of shares of Common Stock that have been
reserved
for issuance upon the potential conversion or exercise, as applicable, of the Company’s securities as of March 31, 2024, is as follows:

Outstanding options to purchase common stock	3,928,824
Restricted Stock Units	656,016
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	138,857
Warrants to purchase common stock	264,801
Public warrants to purchase common stock	18,759,696
Earn-Out Shares	9,000,000

Total	32,748,194
Warrants to Purchase Common Stock
In connection with the closing of the Business Combination, all outstanding warrants to purchase
Legacy Allurion preferred stock and Legacy Allurion common stock were converted into Rollover Warrants to purchase Allurion Common Stock using the Exchange Ratio. As of March 31, 2024, there were 403,658 such Rollover Warrants outstanding to purchase Common Stock. Upon the closing of the Business Combination, certain Legacy Allurion preferred stock and Legacy Allurion common stock warrants that were converted into Rollover Warrants were determined to be equity classified.

March 31, 2024
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.7	Common stock	Equity	44,272	$2.44
3/30/2021	7.0	Common stock	Liability	130,053	6.73
9/15/2022	8.5	Common stock	Liability	45,238	12.14
6/4/2022	8.2	Common stock	Liability	45,238	12.14
1/17/2017	2.8	Common stock	Equity	73,349	0.02
8/3/2017	3.3	Common stock	Equity	9,779	1.13
9/8/2017	3.4	Common stock	Liability	28,764	1.05
6/19/2018	4.2	Common stock	Liability	17,977	1.05
6/25/2019	5.2	Common stock	Liability	8,988	1.05

				403,658

December 31, 2023
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.9	Common stock	Equity	44,272	$2.44
3/30/2021	7.2	Common stock	Liability	130,053	6.73
9/15/2022	8.7	Common stock	Liability	45,238	12.14
6/4/2022	8.4	Common stock	Liability	45,238	12.14
1/17/2017	3.0	Common stock	Equity	73,349	0.02
8/3/2017	3.6	Common stock	Equity	9,779	1.13
9/8/2017	3.7	Common stock	Liability	28,764	1.05
6/19/2018	4.5	Common stock	Liability	17,977	1.05
6/25/2019	5.5	Common stock	Liability	8,988	1.05

				403,658

In Compute Health’s initial public offering, it sold units at a price of $10.00 per unit, which consisted of one share of Class A Common Stock, $0.0001 par value, of Compute Health (“Class A Common Stock”) and one-half
of a redeemable warrant (each a “Public Warrant”) that entitled the holder the right to purchase one share of Class A Common Stock of CPUH at a price of $11.50 per share. On July 26, 2023, Compute Health’s Public Warrant holders approved an amendment (the “Warrant Amendment”) to the warrant agreement that governed all Compute Health’s Public Warrants. Per the terms of the Warrant Amendment, upon completion of the Business Combination, each of the outstanding Compute Health Public Warrants became exercisable for 1.420455 shares of the Company’s Common Stock at an exercise price of $8.10 per share and each Compute Health Public Warrant was exchanged for 0.6125 Allurion Public Warrants in the Business Combination. The Public Warrants will expire August 1, 2030, seven years after the completion of the Business Combination, or earlier upon redemption or liquidation.
The Company may redeem the outstanding Public Warrants for cash at a price of $0.01 per Public Warrant at any time commencing 90 days after the completion of the Business Combination, and provided that the last sales price the Company’s Common Stock equals or exceeds $12.67 per share of any 20 trading days within a
30-day
trading period ending on the third trading day prior to the date on which notice of redemption is given.
The Company may redeem the outstanding Public Warrants for shares of our Common Stock at a price of $0.10 per Public Warrant at any time commencing 90 days after the completion of the Business Combination, and provided that the last sales price of the Company’s Common Stock equals or exceeds $7.04 per share of any 20 trading days within a
30-day
trading period ending on the third trading day prior to the date on which notice of redemption is given. Holders of the Public Warrants will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value (the “Redemption Fair Market Value”) of the shares of the Company’s Common Stock. The Redemption Fair Market Value is determined based on the volume weighted average price of the Company’s Common Stock for the ten trading days immediately following the date on which notice of redemption is sent to the holders. As of March 31, 2024, the Company has not redeemed any of the outstanding Public Warrants. As of March 31, 2024, there were 13,206,822 outstanding Public Warrants exercisable for 18,759,696 shares of Allurion Common Stock.
Chardan Equity Facility
On December 18, 2023, we entered into a ChEF Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”), each with Chardan Capital Markets (“Chardan”) related to a “ChEF,” Chardan’s committed equity facility (the “Chardan Equity Facility”). Pursuant to the Purchase Agreement, the Company has the right from time to time at its option to sell to Chardan up to the lesser of (i) $100,000,000 in aggregate gross purchase price of newly issued shares of the Company’s Common Stock, and (ii) 9,482,468 shares of Common Stock, which number of shares is equal to 19.99% of the shares of the Common Stock outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”). In consideration for Chardan’s entry into the Purchase Agreement, Allurion issued to Chardan 35,511 shares of Allurion Common Stock (the “Commitment Shares”). The Company recorded $0.1 million to additional paid-in
capital and $0.1 million of expense in connection with the issuance of the Commitment Shares. The Company expensed an additional $0.1 million related to a non-refundable
structuring fee (the “Structuring Fee”) immediately following commencement. As of March 31, 2024, the Company had sold 143,234 shares of Common Stock to Chardan at a purchase price of $0.4 million in connection with the Purchase Agreement.

12.	Capital Stock and Stockholders’ Deficit
The Allurion certificate of incorporation authorizes the issuance of up to 100,000,000 shares of Allurion preferred stock. As of December 31, 2023, no shares of Allurion preferred stock were outstanding.
Legacy Allurion Preferred Equity
In connection with the Business Combination, the Legacy Allurion preferred stock was retroactively adjusted, converted into common stock at the Exchange Ratio, and reclassified to permanent equity as a result of the reverse recapitalization. As of December 31, 2023, there is no Legacy Allurion preferred stock authorized, issued, or outstanding. The following table summarizes details of Legacy Allurion Preferred Stock authorized, issued, and outstanding immediately prior to the Business Combination (in thousands, except share amounts):

	Preferred Stock Authorized (1)	Preferred Stock Issued and Outstanding	Carrying Value
Series A Preferred Stock	2,276,786	2,276,786	$1,542
Series A-1 Preferred Stock	1,513,028	1,486,048	2,842
Series B Preferred Stock	2,298,929	2,245,515	5,253
Series C Preferred Stock	8,113,616	7,927,446	39,122
Series D-1 Preferred Stock	1,684,565	842,283	9,614
Series D-2 Preferred Stock	3,644,616	3,644,616	24,054
Series D-3 Preferred Stock	1,498,348	1,498,348	14,789

Total	21,029,888	19,921,042	$97,216

Voting Rights
The Legacy Allurion preferred stockholders voted as a single class together with holders of all other classes and series of stock of Legacy Allurion on all actions to be taken by the stockholders of the Company. The Legacy Allurion preferred stockholders were entitled to the number of votes equal to the number of shares of Legacy Allurion common stock into which the shares held by each holder were then convertible. The Legacy Allurion Series C Preferred Stockholders were entitled to elect two members of the Board of Directors, and the Legacy Allurion common stockholders were entitled to elect four members of the Board of Directors.
Dividend Rights
All Legacy Allurion preferred stock participated in dividends with Legacy Allurion common stock on an as-converted
basis when declared by the Board of Directors. The Legacy Allurion preferred stockholders were entitled to receive dividends, when and if declared, on a pro rata pari passu basis according to the number of shares of Legacy Allurion common stock held by such holder. The Legacy Allurion Series D preferred stockholders were also entitled to a cumulative dividend that accrues at the rate of 6% per annum. The dividend accrued on a daily basis from and including the issuance date of such shares, whether or not declared. Through the date of the Business Combination, no dividends had been declared.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution, or winding-up
of Legacy Allurion, before any payment were to be made to the holders of common stock, the holders of shares of Legacy Allurion preferred stock then outstanding were entitled to be paid out of the funds and assets available for distribution to Legacy Allurion’s stockholders, on a pari passu basis, an amount per share equal to (i) the Legacy Allurion Series A, Series
A-1,
Series B and Series C preferred stock, a per share liquidation preference equal to $1.092, $2.850, $3.563 and $4.935, respectively, plus any accruing dividends accrued but unpaid, whether or not declared and (ii) the Legacy Allurion Series
D-1,
Series
D-2,
and Series
D-3
preferred stock, a per share liquidation preference equal to $17.809, $9.338, and $15.137, respectively, plus any accruing dividends accrued but unpaid, whether or not declared provided, that, if Legacy Allurion achieved a revenue milestone of $65.0 million in a trailing twelve month period (the “Milestone”), then in lieu of the foregoing, the holders of the Legacy Allurion Series
D-1,
Series
D-2,
and Series
D-3
Preferred Stock were entitled to receive an amount per share equal to $11.8725, $6.2256 and $10.0916, respectively, plus any accruing dividends accrued but unpaid, whether or not declared (collectively, the “Preferred Stock Preference”). After payment of the Preferred Stock Preference, the funds and assets available for distribution to Legacy Allurion’s stockholders, if any, would be initially distributed on a pro rata basis to the holders of common stock in Legacy Allurion in proportion to the number of shares of common stock held at an amount per share equal to 150% of the Original Issue Price of the Legacy Allurion Series A Preferred Stock ($1.092), plus any dividends declared but unpaid thereon (the “First Catchup Amount”). Any remaining funds and assets available for distribution to Legacy Allurion stockholders, if any, after the First Catchup Amount would then be distributed on a pro rata basis to the holders of common stock and preferred stock in proportion to the number of shares of common stock or preferred stock held.
Conversion Rights
Each share of Legacy Allurion preferred stock was convertible at any time, at the option of the holder, into one share of Legacy Allurion common stock, based upon a per share conversion factor of each series’ applicable original issuance prices, adjustable for certain dilutive events. Conversion was mandatory upon the closing of an IPO or deSPAC transaction, or upon the election of the holders of a majority of the then-outstanding Legacy Allurion preferred stock.
Redemption
The holders of Legacy Allurion Series A, Series
A-1,
Series B, Series
D-1,
Series
D-2,
and Series
D-3
preferred stock were not entitled to any redemption rights, other than those under their liquidation rights discussed above. Upon the election of the holders of a majority of shares of the Legacy Allurion Series C preferred stock, up to 50% of the outstanding shares of Legacy Allurion Series C preferred stock were redeemable at a price equal to 1.5 times the original issuance price, plus all declared, but unpaid dividends thereon, on a pro rata basis in an equal semiannual portion, after January 17, 2022. The Legacy Allurion Series C contingent redemption upon a deemed liquidation event resulted in mezzanine equity classification (outside of permanent equity) on the Company’s consolidated balance sheet.
Common Equity
The Allurion certificate of incorporation authorizes the issuance of up to 1,000,000,000 shares of Allurion Common Stock. As of December 31, 2023 and 2022, 47,688,096 and 27,079,856 shares of common stock were outstanding, respectively, after retrospectively adjusting for the effect of the reverse recapitalization.

The number of shares of Common Stock that have been reserved for the potential conversion or exercise, as applicable, of the Company’s securities as of December 31, 2023, is as follows:

Outstanding options to purchase common stock	3,886,038
Restricted Stock Units	643,635
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	138,857
Warrants to purchase common stock	264,801
Public warrants to purchase common stock	18,759,838
Earn-Out shares	9,000,000

Total	32,693,169

Warrants to Purchase Common Stock
In connection with the closing of the Business Combination, all outstanding warrants to purchase Legacy Allurion preferred stock and Legacy Allurion common stock were converted into Rollover Warrants to purchase Allurion Common Stock using the Exchange Ratio. As of December 31, 2023, there were 403,658 such Rollover Warrants outstanding to purchase Common Stock. Upon the closing of the Business Combination, certain Legacy Allurion preferred stock and Legacy Allurion common stock warrants that were converted into Rollover Warrants were determined to be equity classified.

December 31, 2023
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.9	Common stock	Equity	44,272	$2.44
3/30/2021	7.2	Common stock	Liability	130,053	6.73
9/15/2022	8.7	Common stock	Liability	45,238	12.14
6/4/2022	8.4	Common stock	Liability	45,238	12.14
1/17/2017	3.0	Common stock	Equity	73,349	0.02
8/3/2017	3.6	Common stock	Equity	9,779	1.13
9/8/2017	3.7	Common stock	Liability	28,764	1.05
6/19/2018	4.5	Common stock	Liability	17,977	1.05
6/25/2019	5.5	Common stock	Liability	8,988	1.05

				403,658

December 31, 2022
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
4/1/2013	0.2	Series A-1 Preferred Stock	Liability	16,557	$1.95
12/1/2014	1.9	Series B Preferred Stock	Liability	60,768	2.44
3/30/2021	8.2	Series C Preferred Stock	Liability	130,053	6.73
9/15/2022	9.7	Series D-1 Preferred Stock	Liability	45,238	12.14
6/4/2022	9.4	Series D-1 Preferred Stock	Liability	45,238	12.14
1/17/2017	4.0	Common stock	Liability	73,349	0.02
8/3/2017	4.6	Common stock	Liability	9,779	1.13
9/8/2017	4.7	Common stock	Liability	28,764	1.05
6/19/2018	5.5	Common stock	Liability	17,977	1.05
6/25/2019	6.5	Common stock	Liability	8,988	1.05

				436,711

In Compute Health’s initial public offering, it sold units at a price of $10.00 per unit, which consisted of one share of Class A Common Stock, $0.0001 par value, of Compute Health (“Class A Common Stock”) and one-half
of a redeemable warrant (each a “Public Warrant”) that entitled the holders the right to purchase one share of Class A Common Stock of CPUH at a price of $11.50 per share. On July 26, 2023, Compute Health’s Public Warrant holders approved an amendment (the “Warrant Amendment”) to the warrant agreement that governed all Compute Health’s Public Warrants. Per the terms of the Warrant Amendment, upon completion of the Business Combination, each of the outstanding Compute Health Public Warrants became exercisable for 1.420455 shares of the Company’s Common Stock, par value $0.0001 per share, at an exercise price of $8.10 per share and each Compute Health Public Warrant was exchanged for 0.6125 Allurion Public Warrants in the Business Combination. The Public Warrants will expire August 1, 2030, seven years after the completion of the Business Combination, or earlier upon redemption or liquidation.
The Company may redeem the outstanding Public Warrants for cash at a price of $0.01 per Public Warrant at any time commencing 90 days after the completion of the Business Combination, and provided that the last sales price of the Company’s Common Stock equals or exceeds $12.67 per share of any 20 trading days within a
30-day
trading period ending on the third trading day prior to the date on which notice of redemption is given.
The Company may redeem the outstanding Public Warrants for shares of our Common Stock at a price of $0.10 per Public Warrant at any time commencing 90 days after the completion of the Business Combination, and provided that the last sales price of the Company’s Common Stock equals or exceeds $7.04 per share of any 20 trading days within a
30-day
trading period ending on the third trading day prior to the date on which notice of redemption is given. Holders of the Public Warrants will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value (the “Redemption Fair Market Value”) of the shares of the Company’s Common Stock. The Redemption Fair Market Value is determined based on the volume weighted average price of the Company’s Common Stock for the ten trading days immediately following the date on which notice of redemption is sent to the holders. As of December 31, 2023, the Company has not redeemed any of the outstanding Public Warrants. As of December 31, 2023, there were 13,206,922 outstanding Public Warrants exercisable for 18,759,838 shares of Allurion Common Stock.
Chardan Equity Facility
On December 18, 2023, we entered into a ChEF Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”), each with Chardan Capital Markets (“Chardan”) related to a “ChEF,” Chardan’s committed equity facility (the “Chardan Equity Facility”). Pursuant to the Purchase Agreement, the Company has the right from time to time at its option to sell to Chardan up to the lesser of (i) $100,000,000 in aggregate gross purchase price of newly issued shares of the Company’s Common Stock, and (ii) 9,482,468 shares of Common Stock, which number of shares is equal to 19.99% of the shares of the Common Stock outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”). In consideration for Chardan’s entry into the Purchase Agreement, Allurion agreed to issue to Chardan 35,511 shares of Allurion Common Stock (the “Commitment Shares”). The Company recorded $0.1 million to additional paid-in
capital and $0.1 million of expense in connection with the issuance of the Commitment Shares. The Company expensed an additional $0.1 million related to a non-refundable
structuring fee (the “Structuring Fee”) immediately following commencement. As of December 31, 2023, the Company had not sold any shares of Common Stock to Chardan in connection with the Purchase Agreement.